[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6877
garyrawitz@paulhastings.com


December 19, 2008


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Van Kampen Unit Trusts, Series 849 (the "Trust")
         (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933.

The Trust consists of one underlying unit investment trust portfolio, Merrill Lynch 2009 U.S. Sector Strategy (the "Portfolio"), which will invest in individual equity securities and exchange-traded funds ("ETFs")1. The Portfolio is expected to be concentrated in securities issued by companies in the health care, consumer staples and technology sectors. A previous series of the Trust containing a portfolio of individual securities and ETFs, the Balanced Market Allocation Strategy 2008-4, had been submitted on behalf of Van Kampen Unit Trusts, Series 796 (File No. 333-152469) and declared effective by the Commission on September 23, 2008. The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with the previous series of the Trust referenced above. The previous series of the Trust referenced above invested in individual equity securities and ETFs, including funds registered as open-end funds, but was not concentrated in particular market sectors. The Trust, however, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of ETFs organized as open-end funds.

Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of open-end funds. The most recent such filing was declared effective by the Commission on November 21, 2008, with respect to Van Kampen Unit Trusts, Series 813 (File No. 333-153525).

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective as soon as is practicable. The Sponsor currently intends to file a pricing amendment to the Registration Statement for the Trust, and have the same declared effective, in late January 2009.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Please telephone the undersigned at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Gary D. Rawitz
--------------------
Gary D. Rawitz

for PAUL, HASTINGS, JANOFSKY & WALKER LLP



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1    The Portfolio's investment in the underlying funds will be made in reliance on Rule 12(d)(1) of the Investment Company Act of 1940 (the "Act"), as applicable, and an order of the Commission pursuant to Section 12(d)(1)(J) of the Act exempting series of the Trust and its depositor, Van Kampen
     Funds Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Van Kampen Funds, Inc. and Van Kampen Focus Portfolios, Investment Company Act Rel. Nos. 24548 (June 29, 2000) (notice) and 24566 (July 25, 2000) (order).